Stockholders' (Deficit) Equity (Preferred Stock Conversion) (Details)			2 Months Ended	12 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	May 09, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Oct. 10, 2016 shares	Sep. 30, 2016 series shares	Dec. 03, 2015 $ / shares shares
Class of Stock [Line Items]
Number of series of preferred stock authorized | series							4
Shares issued (shares)								437,500
Share price (in dollars per share) | $ / shares								$ 9.4
Proceeds from issuance of stock | $				$ 200,000	$ 12,459,000
Minority interest (more than)			4.99%	4.99%
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			3,000	3,000			33,175
Common Stock
Class of Stock [Line Items]
Shares issued (shares)							1,013,068
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			3,000	3,000			33,175
Affiliated Entity
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares								$ 9.4
Affiliated Entity | Series C Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 6.20
Affiliated Entity | Securities Purchase Agreement | Series C Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares subscribed but unissued (shares)					10,000		10,000
Sillerman Investment Company, LLC | Affiliated Entity | Common Stock
Class of Stock [Line Items]
Proceeds from issuance of stock | $		$ 7,000,000	$ 7,000,000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 6.20	$ 6.2	$ 6.2
Shares issued (in shares)		1,129,032	1,129,032.25000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement | Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)			10,000,000	10,000,000			10,000
Preferred shares converted (in shares)		7,000	7,000,000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement | Common Stock
Class of Stock [Line Items]
Shares issued (shares)		1,129,032.25000
Mr. Sillerman | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Minority interest (more than)		50.00%					50.00%
Note Exchange Agreement | Affiliated Entity
Class of Stock [Line Items]
Notes redeemed amount | $	$ 30,175,000
Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion (shares)	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Subsequent Event | Common Stock
Class of Stock [Line Items]
Shares issued (shares)						136,304
Subsequent Event | Note Exchange Agreement | Affiliated Entity
Class of Stock [Line Items]
Notes redeemed amount | $	$ 30,174,969
Subsequent Event | Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion (shares)	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Line of Credit Grid Note | Affiliated Entity
Class of Stock [Line Items]
Line of credit, amount outstanding | $	$ 900,000
Line of Credit Grid Note | Subsequent Event | Affiliated Entity
Class of Stock [Line Items]
Line of credit, amount outstanding | $	$ 900,000